Pension And Other Postretirement Employee Benefits (OPEB) Plans (Change In Plan Assets) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		$ 86	$ 20	$ 104
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year	$ 2,454	2,271	2,327
Actual return (loss) on assets		263	80
Employer contributions	2	68	9	93
Settlement charges			(2)
Benefits paid		(148)	(143)
Fair value of assets at end of year		2,454	2,271	2,327
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year	$ 161	179	190
Actual return (loss) on assets		12	21
Employer contributions		18	11	11
Participant contributions		15	14
Benefits paid		(63)	(57)
Fair value of assets at end of year		$ 161	$ 179	$ 190